Inventory (Details) - Schedule of inventory - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Inventory Abstract
Raw materials	$ 21,905	$ 15,205	$ 12,883
Finished goods	9	93	161
Total inventory	23,315	15,298	13,044
Inventory (current)	20,768	11,213	7,020
Non-current inventory	$ 2,547	$ 4,085	$ 6,024